Hedging derivatives - Cash flow hedges (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Oct. 31, 2018 MXN ($)
Hedging derivatives
Valuation adjustments, cash flow hedge	$ (376)	$ 29	$ (882)
Other comprehensive income under Valuation adjustments - Cash flow hedges								$ (13)					$ 17
Cash flow hedges
Hedging derivatives
Valuation adjustments, cash flow hedge	$ (376)	$ 29	$ (882)
Other comprehensive income under Valuation adjustments - Cash flow hedges								(13)					17
Cash flow hedges | Tier II Subordinated Capital Notes, Issued 2013
Hedging derivatives
Discontinued hedge														$ 1,045
Cash flow hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value								11,311					11,311
Cash flow hedges | Currency risk | Unsecured notes | US dollar
Hedging derivatives
Nominal Value												$ 150	2,830
Cash flow hedges | Currency risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value							$ 69	872				166	2,358
Cash flow hedges | Currency risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value						€ 39		655			€ 104		1,854
Cash flow hedges | Currency risk | Loans and receivables | Pound sterling
Hedging derivatives
Nominal Value									£ 34				777
Cash flow hedges | Currency risk | Senior Unsecured Notes | US dollar
Hedging derivatives
Nominal Value							543	10,800				543	10,234
Cash flow hedges | Currency risk | UMS | US dollar
Hedging derivatives
Nominal Value							50	911				50	911
Cash flow hedges | Currency risk | UMS | Euro
Hedging derivatives
Nominal Value						€ 116		2,284			€ 136		2,657
Cash flow hedges | Currency risk | UMS | Pound sterling
Hedging derivatives
Nominal Value				£ 10				260	£ 10				260
Cash flow hedges | Currency risk | Brazilian Government Notes | US dollar
Hedging derivatives
Nominal Value							$ 1,137	32,122				$ 1,726	37,743
Cash flow hedges | Currency risk | Brazilian Government Notes | Brazilian real
Hedging derivatives
Nominal Value					R$ 6,662			$ 22,644		R$ 6,919			$ 32,372